Investment Portfolioas of June 30, 2024 (Unaudited)
DWS High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.5%
Communication Services 11.9%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	710,000	739,883
144A, 5.75%, 8/15/2029		1,185,000	860,378
Altice France SA:
144A, 5.125%, 1/15/2029		1,651,000	1,077,271
144A, 5.5%, 1/15/2028		1,100,000	753,376
144A, 8.125%, 2/1/2027		910,000	682,442
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		605,000	487,824
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		5,725,000	5,496,836
144A, 5.375%, 6/1/2029		6,300,000	5,731,516
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029 (b)		480,000	401,098
144A, 7.75%, 4/15/2028		1,500,000	1,312,506
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		5,320,000	3,438,554
144A, 5.0%, 11/15/2031 (b)		2,660,000	964,276
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		994,000	934,943
144A, 8.875%, 2/1/2030		630,000	616,592
DISH DBS Corp., 144A, 5.75%, 12/1/2028		2,210,000	1,532,223
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,970,000	1,855,926
5.875%, 11/1/2029 (b)		2,225,000	1,937,239
Gray Television, Inc., 144A, 7.0%, 5/15/2027 (b)		900,000	828,633
Iliad Holding SASU:
REG S, 5.625%, 10/15/2028	EUR	480,000	511,923
144A, 6.5%, 10/15/2026		1,359,000	1,352,980
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		605,000	502,096
144A, 6.75%, 10/15/2027		2,462,000	2,305,748
Level 3 Financing, Inc., 144A, 10.75%, 12/15/2030		1,085,000	1,082,287
Match Group Holdings II LLC, 144A, 5.0%, 12/15/2027		1,820,000	1,744,719
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		1,580,000	1,404,782
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		4,260,000	4,007,967
Stagwell Global LLC, 144A, 5.625%, 8/15/2029		1,280,000	1,182,231
TEGNA, Inc., 4.625%, 3/15/2028		1,920,000	1,730,023
Telecom Italia Capital SA:
6.375%, 11/15/2033		649,000	607,010
144A, 6.375%, 11/15/2033		626,000	612,391
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,000,000	1,894,343
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,813,176
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,005,000	1,832,872
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		570,000	507,189
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,807,321
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		615,000	579,358
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		720,000	575,831

Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	2,480,000	2,231,621
Ziggo BV, 144A, 4.875%, 1/15/2030		2,030,000	1,804,687
			61,742,071
Consumer Discretionary 13.4%
Affinity Interactive, 144A, 6.875%, 12/15/2027		1,320,000	1,163,924
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		2,400,000	2,200,977
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,095,000	992,404
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/2029 (b)		1,120,000	1,026,783
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		305,000	299,021
Carnival Corp.:
144A, 5.75%, 3/1/2027		3,970,000	3,922,054
144A, 6.0%, 5/1/2029		2,180,000	2,153,447
Carvana Co.:
144A, 12.0%, 12/1/2028 (b)		1,150,000	1,236,625
144A, 14.0%, 6/1/2031		860,000	967,227
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		740,000	758,851
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,598,394
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,983,668
144A, 6.75%, 5/15/2028		40,000	40,482
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		440,000	361,866
Dana, Inc., 4.25%, 9/1/2030		2,560,000	2,234,733
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		530,000	465,423
Genting New York LLC, 144A, 3.3%, 2/15/2026		1,025,000	979,051
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		1,180,000	1,148,079
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		1,255,000	1,233,865
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		710,000	713,324
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,385,000	1,587,012
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,320,000	1,285,027
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		1,125,000	1,067,261
144A, 5.875%, 1/15/2028 (b)		2,105,000	2,063,506
144A, 7.75%, 10/15/2025		1,470,000	1,477,907
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		1,900,000	1,691,457
Macy's Retail Holdings LLC:
4.5%, 12/15/2034 (b)		530,000	458,022
144A, 5.875%, 3/15/2030		295,000	282,943
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		1,315,000	1,287,956
144A, 5.375%, 12/4/2029 (b)		850,000	759,493
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,322,719
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		1,775,000	1,754,806
144A, 8.125%, 1/15/2029		690,000	722,949
Newell Brands, Inc., 5.7%, 4/1/2026		2,015,000	1,990,222
PetSmart, Inc., 144A, 7.75%, 2/15/2029		1,330,000	1,295,245
QVC, Inc., 4.45%, 2/15/2025		1,095,000	1,076,984
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029		3,120,000	3,215,940
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026 (b)		2,530,000	2,447,628
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		960,000	929,085
144A, 6.25%, 3/15/2032		1,990,000	2,006,718
Staples, Inc., 144A, 10.75%, 9/1/2029		736,000	699,441
Tenneco, Inc., 144A, 8.0%, 11/17/2028		1,345,000	1,224,414
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		4,585,000	4,619,644
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,440,000	1,425,102
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		750,000	782,765

Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		2,385,000	2,334,769
ZF North America Capital, Inc.:
144A, 6.875%, 4/23/2032		1,935,000	2,000,509
144A, 7.125%, 4/14/2030		1,115,000	1,154,435
			69,444,157
Consumer Staples 2.3%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	907,767
144A, 3.5%, 3/15/2029		1,400,000	1,259,359
Coty, Inc., 144A, 4.75%, 1/15/2029		5,015,000	4,766,389
Energizer Holdings, Inc., 144A, 4.375%, 3/31/2029		1,730,000	1,565,041
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031 (b)		1,180,000	1,219,279
Sigma Holdco BV:
REG S, 5.75%, 5/15/2026	EUR	495,000	519,783
144A, 7.875%, 5/15/2026		260,000	256,750
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		1,365,000	1,316,557
			11,810,925
Energy 17.3%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		1,640,000	1,589,746
144A, 5.75%, 1/15/2028		1,285,000	1,263,259
144A, 6.625%, 2/1/2032		1,075,000	1,084,673
Archrock Partners LP, 144A, 6.875%, 4/1/2027		1,535,000	1,541,117
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		555,000	542,384
144A, 8.25%, 12/31/2028		1,955,000	2,002,892
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		1,745,000	1,824,921
Buckeye Partners LP:
144A, 4.5%, 3/1/2028		1,090,000	1,023,952
144A, 6.875%, 7/1/2029		1,555,000	1,560,808
California Resources Corp., 144A, 8.25%, 6/15/2029		960,000	980,012
Chord Energy Corp., 144A, 6.375%, 6/1/2026		520,000	519,863
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,665,000	1,744,635
144A, 8.625%, 11/1/2030		470,000	503,943
144A, 8.75%, 7/1/2031		2,310,000	2,473,894
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		1,165,000	1,140,049
144A, 7.25%, 3/1/2032		220,000	224,261
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030		520,000	483,870
Crescent Energy Finance LLC, 144A, 7.375%, 1/15/2033		2,080,000	2,084,485
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		550,000	573,481
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028		385,000	388,617
EQM Midstream Partners LP:
144A, 4.75%, 1/15/2031		1,475,000	1,379,191
144A, 6.375%, 4/1/2029		260,000	262,628
144A, 6.5%, 7/1/2027		1,100,000	1,111,810
Global Partners LP:
7.0%, 8/1/2027		805,000	808,241
144A, 8.25%, 1/15/2032		760,000	781,152
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		1,340,000	1,361,439
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030		3,365,000	3,088,765
144A, 5.125%, 6/15/2028		730,000	706,827
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029		640,000	619,308

Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	1,038,000	1,054,146
144A, 8.875%, 7/15/2028	1,082,000	1,144,895
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	3,554,000	3,502,150
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	1,290,000	1,322,348
Matador Resources Co.:
144A, 6.5%, 4/15/2032	260,000	260,019
144A, 6.875%, 4/15/2028	520,000	527,819
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	1,110,000	1,138,125
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	805,000	762,495
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	2,275,000	2,314,110
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026 (b)	725,000	667,005
144A, 6.75%, 9/15/2025	516,000	500,904
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029 (b)	1,500,000	1,528,366
144A, 8.375%, 2/15/2032	915,000	929,086
Northern Oil & Gas, Inc.:
144A, 8.125%, 3/1/2028	250,000	252,821
144A, 8.75%, 6/15/2031	540,000	566,613
NuStar Logistics LP, 6.375%, 10/1/2030	3,020,000	3,070,923
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	800,000	818,981
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	1,040,000	1,028,475
144A, 5.875%, 7/1/2029	270,000	265,866
144A, 7.0%, 1/15/2032	1,215,000	1,248,128
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	484,732
Range Resources Corp., 8.25%, 1/15/2029	3,685,000	3,818,526
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,240,000	1,296,023
SM Energy Co., 5.625%, 6/1/2025	2,060,000	2,051,153
Southwestern Energy Co.:
4.75%, 2/1/2032	565,000	519,758
8.375%, 9/15/2028	770,000	796,131
Sunoco LP:
4.5%, 4/30/2030	3,845,000	3,556,739
144A, 7.25%, 5/1/2032	560,000	579,241
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	585,000	576,573
144A, 7.375%, 2/15/2029	1,290,000	1,296,304
Talos Production, Inc.:
144A, 9.0%, 2/1/2029	1,005,000	1,054,792
144A, 9.375%, 2/1/2031	240,000	253,394
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	1,060,000	1,076,498
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	1,220,000	1,259,146
Transocean, Inc., 144A, 8.75%, 2/15/2030	1,296,000	1,360,642
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	3,125,000	2,662,833
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028	1,190,000	1,225,958
144A, 8.375%, 6/1/2031	1,380,000	1,431,379
144A, 9.5%, 2/1/2029	1,190,000	1,303,165
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029	320,000	322,535
144A, 7.875%, 4/15/2032	2,360,000	2,399,152
Weatherford International Ltd., 144A, 8.625%, 4/30/2030	3,644,000	3,776,048
		89,674,220
Financials 4.6%
Ally Financial, Inc., 6.7%, 2/14/2033	405,000	402,639

Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	925,000	964,218
Baldwin Insurance Group Holdings LLC, 144A, 7.125%, 5/15/2031		1,040,000	1,052,083
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031		900,000	938,387
Bread Financial Holdings, Inc., 144A, 9.75%, 3/15/2029		390,000	409,702
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		1,195,000	1,155,133
FirstCash, Inc., 144A, 4.625%, 9/1/2028		1,865,000	1,752,506
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		1,955,000	1,888,223
144A, 7.625%, 5/1/2026		680,000	675,179
Icahn Enterprises LP, 5.25%, 5/15/2027		3,075,000	2,886,266
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032		1,155,000	977,190
144A, 5.71%, 1/15/2026		660,000	653,726
Ladder Capital Finance Holdings LLLP, 144A, 5.25%, 10/1/2025		690,000	684,005
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		690,000	727,240
Navient Corp., 5.5%, 3/15/2029		1,175,000	1,072,798
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		1,030,000	1,113,163
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		1,515,000	1,532,322
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		1,135,000	1,124,917
SLM Corp., 3.125%, 11/2/2026		1,685,000	1,569,528
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		560,000	566,004
UniCredit SpA, 144A, 5.861%, 6/19/2032		1,535,000	1,498,319
			23,643,548
Health Care 6.2%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		775,000	745,222
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		495,000	470,394
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		1,195,000	1,035,474
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		715,000	666,044
144A, 6.125%, 2/1/2027		3,400,000	2,830,500
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	1,350,000	1,381,919
144A, 5.0%, 7/15/2027		740,000	725,612
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,000,000	912,499
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,403,422
144A, 5.25%, 5/15/2030		1,360,000	1,121,309
144A, 5.625%, 3/15/2027		2,210,000	2,057,967
144A, 6.0%, 1/15/2029		480,000	423,603
144A, 6.125%, 4/1/2030		500,000	349,881
Concentra Escrow Issuer Corp., 144A, 6.875%, 7/15/2032 (c)		489,000	495,435
Encompass Health Corp., 4.625%, 4/1/2031		1,820,000	1,670,251
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030 (b)		730,000	725,318
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029 (b)		1,365,000	1,199,447
144A, 10.0%, 6/1/2032 (b)		520,000	531,655
Medline Borrower LP:
144A, 5.25%, 10/1/2029		790,000	753,918
144A, 6.25%, 4/1/2029		300,000	303,395
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,244,607
Organon & Co., 144A, 5.125%, 4/30/2031		1,863,000	1,673,444
Star Parent, Inc., 144A, 9.0%, 10/1/2030		655,000	687,682
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032 (b)		560,000	565,676
Tenet Healthcare Corp., 6.875%, 11/15/2031		4,235,000	4,461,365

Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	2,975,000	3,084,028
4.5%, 3/1/2025	EUR	214,000	228,610
			31,748,677
Industrials 12.2%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	688,726
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,130,000	1,030,655
144A, 6.0%, 6/1/2029 (b)		1,480,000	1,295,570
144A, 9.75%, 7/15/2027		625,000	621,184
American Airlines, Inc., 144A, 5.5%, 4/20/2026		2,823,333	2,798,236
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		3,155,000	3,005,396
Artera Services LLC, 144A, 8.5%, 2/15/2031		590,000	607,404
ASGN, Inc., 144A, 4.625%, 5/15/2028 (b)		795,000	749,743
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	423,749
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		2,375,000	2,308,329
Block, Inc.:
3.5%, 6/1/2031		2,030,000	1,751,190
144A, 6.5%, 5/15/2032		2,080,000	2,107,851
Bombardier, Inc., 144A, 7.5%, 2/1/2029		840,000	870,437
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		795,000	859,152
Brightline East LLC, 144A, 11.0%, 1/31/2030		555,000	506,085
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		3,490,000	3,455,137
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028 (b)		735,000	681,742
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		1,520,000	1,523,960
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	1,010,000	1,122,222
REG S, 6.375%, 12/15/2030	EUR	1,370,000	1,522,222
Enviri Corp., 144A, 5.75%, 7/31/2027		1,020,000	969,545
EquipmentShare.com, Inc.:
144A, 8.625%, 5/15/2032		120,000	124,431
144A, 9.0%, 5/15/2028		975,000	1,006,175
Garda World Security Corp., 144A, 9.5%, 11/1/2027		1,090,000	1,095,043
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,490,000	1,384,819
144A, 5.125%, 12/15/2026		670,000	663,528
144A, 6.75%, 1/15/2031		2,205,000	2,249,506
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		795,000	823,234
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		1,045,000	972,267
Masterbrand, Inc., 144A, 7.0%, 7/15/2032		1,382,000	1,397,618
Moog, Inc., 144A, 4.25%, 12/15/2027		3,525,000	3,337,515
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		940,000	870,654
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	906,765
144A, 6.25%, 1/15/2028		2,005,000	1,975,773
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,205,511
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,055,275
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		1,100,000	1,184,301
Stena International SA, 144A, 7.25%, 1/15/2031		2,330,000	2,381,682
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	1,759,500	1,814,146
TransDigm, Inc.:
4.625%, 1/15/2029		1,377,000	1,284,795
5.5%, 11/15/2027		1,700,000	1,669,296
144A, 6.375%, 3/1/2029		340,000	341,715
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,185,000	1,242,164
United Airlines, Inc., 144A, 4.625%, 4/15/2029		1,100,000	1,024,441
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,259,771

VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		625,000	491,095
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		1,520,000	1,513,286
			63,173,341
Information Technology 3.9%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028 (b)		1,260,000	1,192,540
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		2,080,000	1,915,054
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		955,000	986,228
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,070,000	1,090,593
144A, 9.0%, 9/30/2029		3,245,000	3,148,365
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		710,000	720,238
McAfee Corp., 144A, 7.375%, 2/15/2030		2,175,000	2,009,380
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		2,130,000	2,044,321
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,368,836
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,194,785
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,824,068
Western Digital Corp., 3.1%, 2/1/2032		2,740,000	2,227,716
Zebra Technologies Corp., 144A, 6.5%, 6/1/2032		439,000	443,943
			20,166,067
Materials 13.4%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		770,000	791,357
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	955,000	825,877
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026 (b)		845,000	733,432
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		685,000	766,530
Ashland, Inc., 144A, 3.375%, 9/1/2031		1,540,000	1,295,875
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	832,055
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		930,000	983,758
Chemours Co., 4.0%, 5/15/2026	EUR	3,440,000	3,564,337
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,673,138
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		638,000	562,555
144A, 6.75%, 4/15/2030		1,990,000	1,968,874
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		1,335,000	1,306,504
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		2,455,000	2,087,294
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	567,548
144A, 5.875%, 2/15/2026		3,869,000	3,848,767
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		1,170,000	1,075,242
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		1,060,000	1,035,574
144A, 9.375%, 3/1/2029		500,000	522,438
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		3,985,000	3,561,509
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,526,016
144A, 6.125%, 4/1/2029		1,025,000	1,019,985
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,270,000	1,199,729
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	124,000	130,640
REG S, 9.5%, 3/15/2029	EUR	744,000	863,697
LABL, Inc.:
144A, 8.25%, 11/1/2029 (b)		1,085,000	927,991
144A, 9.5%, 11/1/2028		230,000	231,812
144A, 10.5%, 7/15/2027 (b)		700,000	685,041
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		960,000	908,592

Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		1,580,000	1,581,798
144A, 9.25%, 4/15/2027		400,000	400,257
Methanex Corp.:
5.25%, 12/15/2029		700,000	675,379
5.65%, 12/1/2044		890,000	768,025
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		3,150,000	3,306,026
NOVA Chemicals Corp., 144A, 8.5%, 11/15/2028		1,430,000	1,517,413
Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,540,711
144A, 4.75%, 1/30/2030		1,535,000	1,424,027
Olin Corp., 5.0%, 2/1/2030 (b)		4,645,000	4,388,971
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	810,000	811,234
144A, 5.375%, 10/1/2029	EUR	245,000	237,223
REG S, 9.625%, 11/15/2028	EUR	2,260,000	2,593,100
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		590,000	554,044
SCIL IV LLC, 144A, 5.375%, 11/1/2026		3,135,000	3,031,364
Sealed Air Corp.:
144A, 6.5%, 7/15/2032		1,035,000	1,029,192
144A, 7.25%, 2/15/2031		2,260,000	2,326,887
SK Invictus Intermediate II SARL, 144A, 5.0%, 10/30/2029		1,960,000	1,775,002
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,215,000	1,242,968
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		220,000	240,285
Tronox, Inc., 144A, 4.625%, 3/15/2029		1,360,000	1,227,656
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030 (b)		1,155,000	1,057,114
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,165,484
			69,390,327
Real Estate 2.4%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		1,355,000	1,245,175
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		2,135,000	2,070,292
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,001,082
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,128,772
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	1,340,000	1,357,969
(REIT), 4.625%, 8/1/2029 (b)		1,470,000	1,066,946
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		765,000	765,055
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		1,675,000	1,493,342
Uniti Group LP, 144A, (REIT), 4.75%, 4/15/2028		1,310,000	1,071,117
			12,199,750
Utilities 4.9%
AmeriGas Partners LP:
5.5%, 5/20/2025		738,000	734,977
5.75%, 5/20/2027		1,445,000	1,363,406
Calpine Corp.:
144A, 3.75%, 3/1/2031		590,000	521,429
144A, 4.5%, 2/15/2028		2,850,000	2,707,749
Edison International, 8.125%, 6/15/2053		705,000	731,131
Electricite de France SA, 144A, 9.125%, Perpetual		2,725,000	2,963,707
Ferrellgas LP, 144A, 5.875%, 4/1/2029		1,210,000	1,113,259
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)		945,000	969,069
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,878,136
144A, 3.875%, 2/15/2032		1,705,000	1,463,914
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,194,046

Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	930,000	991,588
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	545,962	528,125
TransAlta Corp., 7.75%, 11/15/2029	1,360,000	1,419,185
Vistra Corp., 144A, 7.0%, Perpetual	1,370,000	1,358,096
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029	1,900,000	1,769,151
144A, 6.875%, 4/15/2032	950,000	964,413
144A, 7.75%, 10/15/2031	2,715,000	2,827,377
		25,498,758
Total Corporate Bonds (Cost $481,559,620)		478,491,841

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.123% (d), 9/26/2024 (Cost $691,334)	700,000	691,161

Loan Participations and Assignments 0.2%
Senior Loans (e)
Naked Juice LLC, Term Loan, 30-day average SOFR + 3.25%, 90-day average SOFR + 3.25%, 8.685% - 8.694%, 1/24/2029	344,960	320,651
Sabre GLBL, Inc., First Lien Term Loan B, 6/30/2028 (f)	620,000	570,499
Total Loan Participations and Assignments (Cost $919,478)		891,150

	Shares	Value ($)

Exchange-Traded Funds 3.0%
iShares Broad USD High Yield Corporate Bond ETF	140,000	5,079,200
SPDR Blackstone Senior Loan ETF	185,000	7,733,000
SPDR Bloomberg High Yield Bond ETF (b)	30,000	2,828,100
Total Exchange-Traded Funds (Cost $15,679,567)		15,640,300

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	10,627

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	258,175

Securities Lending Collateral 5.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (h) (i) (Cost $30,153,864)	30,153,864	30,153,864

Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 5.36% (h) (Cost $19,494,251)	19,494,251	19,494,251

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $549,980,645)	105.5	545,631,369
Other Assets and Liabilities, Net	(5.5)	(28,256,817)
Net Assets	100.0	517,374,552
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 5.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (h) (i)
24,914,079	5,239,785 (j)	—	—	—	162,767	—	30,153,864	30,153,864
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 5.36% (h)
13,491,922	201,123,675	195,121,346	—	—	583,548	—	19,494,251	19,494,251
38,406,001	206,363,460	195,121,346	—	—	746,315	—	49,648,115	49,648,115

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $29,020,509, which is 5.6% of net assets.

(c)	When-issued security.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	All or a portion of the security represents unsettled loan commitments at June 30, 2024 where the rate will be determined at the time of settlement.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	497,417	EUR	464,017	7/31/2024	248	State Street Bank and Trust
EUR	1,619,921	USD	1,739,128	7/31/2024	1,741	State Street Bank and Trust
Total unrealized appreciation					1,989

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	28,162,110	USD	30,130,867	7/31/2024	(73,375)	State Street Bank and Trust
CAD	13,745	USD	10,054	7/31/2024	(1)	State Street Bank and Trust
Total unrealized depreciation					(73,376)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$478,491,841	$—	$478,491,841
Government & Agency Obligations	—	691,161	—	691,161
Loan Participations and Assignments	—	891,150	—	891,150
Exchange-Traded Funds	15,640,300	—	—	15,640,300
Common Stocks	10,627	—	—	10,627
Warrants	—	—	258,175	258,175
Short-Term Investments (a)	49,648,115	—	—	49,648,115
Derivatives (b)
Forward Foreign Currency Contracts	—	1,989	—	1,989
Total	$65,299,042	$480,076,141	$258,175	$545,633,358

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(73,376)	$—	$(73,376)
Total	$—	$(73,376)	$—	$(73,376)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$(71,387)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH3
R-080548-2 (1/25)